Merger - Narrative (FY) (Details) - Old Cartesian - USD ($) $ in Millions			2 Months Ended
	Dec. 05, 2023	Nov. 13, 2023	Dec. 31, 2023
Business Acquisition [Line Items]
Percentage acquired		100.00%	100.00%
Revenues			$ 0.0
Net loss			$ 1.6
Transaction costs		$ 4.9
Common stock
Business Acquisition [Line Items]
Issuance of shares (in shares)	6,723,639	224,099
Common stock | Previously Reported [Member]
Business Acquisition [Line Items]
Issuance of shares (in shares)		6,723,639
Series A Preferred Stock
Business Acquisition [Line Items]
Issuance of shares (in shares)	384,930.724	384,930.724